SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION
 -- December 31, 2000

ASSETS:
  Investments in mutual funds:                                 Shares         Cost          Value
                                                              ---------   ------------   ------------
    Massachusetts Investors Trust (MIT)*....................  1,370,055   $ 24,487,685   $ 27,427,746
    Massachusetts Investors Growth Stock Fund (MIG)*........    898,355     14,538,831     15,393,766
    MFS Total Return Fund (MTR)*............................  1,201,603     18,233,480     18,516,526
    MFS Growth Opportunities Fund (MGO)*....................    405,223      6,114,482      4,772,863
    MFS Bond Fund (MFB)*....................................    118,210      1,539,570      1,456,994
    MFS Global Governments Fund (MGG)*......................     50,402        534,728        481,036
    MFS/Sun Life Series Trust:
      Capital Appreciation Series (CAS).....................  1,349,282     55,918,265     56,060,771
      Government Securities Series (GSS)....................    578,084      7,299,211      7,578,281
      High Yield Series (HYS)...............................    482,736      4,351,063      3,682,262
      Money Market Series (MMS).............................  5,298,739      5,298,739      5,298,739
                                                                          ------------   ------------
                                                                          $138,316,054   $140,668,984
                                                                          ============
LIABILITY:
  Payable to sponsor..................................................................        (10,070)
                                                                                         ------------
        Net Assets....................................................................   $140,658,914
                                                                                         ============

NET ASSETS:

                                                                    Applicable to Owners of
                                                              Deferred Variable Annuity Contracts     Reserve for
                                                             --------------------------------------    Variable
                                                               Units     Unit Value       Value        Annuities       Total
                                                             ---------   ----------   -------------   -----------   ------------
    MIT-Level  2...........................................   372,444     $55.8146    $ 20,774,992      $ 75,859    $ 20,850,851
    MIT-Level  3...........................................   113,288      56.4930       6,290,327        --           6,290,327
    MIT-Level  4...........................................     6,731      41.9675         283,537        --             283,537
    MIG-Level  2...........................................   142,278      76.2273      10,845,316        --          10,845,316
    MIG-Level  3...........................................    53,756      84.6463       4,548,450        --           4,548,450
    MTR-Level  2...........................................   336,200      43.7077      14,616,038        --          14,616,038
    MTR-Level  3...........................................    93,879      40.0423       3,740,339        --           3,740,339
    MTR-Level  4...........................................     5,167      30.7146         160,149        --             160,149
    MGO-Level  2...........................................    75,497      47.4957       3,614,678        --           3,614,678
    MGO-Level  3...........................................    22,474      51.2412       1,155,672        --           1,155,672
    MGO-Level  4...........................................     --         34.3319           2,513        --               2,513
    MFB-Level  2...........................................    47,612      22.6703       1,113,657        --           1,113,657
    MFB-Level  3...........................................    13,570      23.0522         329,020        --             329,020
    MFB-Level  4...........................................     --         19.1513          14,317        --              14,317
    MGG-Level  2...........................................    19,323      21.2066         409,490        --             409,490
    MGG-Level  3...........................................     3,783      18.8664          71,546        --              71,546
    CAS-Level  2...........................................   567,141      63.1123      35,777,225       147,614      35,924,839
    CAS-Level  3...........................................    91,688      67.4609       6,178,312        --           6,178,312
    CAS-Level  4...........................................   211,241      66.0985      13,952,445        --          13,952,445
    GSS-Level  2...........................................   204,141      23.1585       4,725,261         2,912       4,728,173
    GSS-Level  3...........................................    84,689      22.6455       1,920,370        --           1,920,370
    GSS-Level  4...........................................    41,325      22.4448         927,690        --             927,690
    HYS-Level  2...........................................   112,758      23.8025       2,683,941         2,193       2,686,134
    HYS-Level  3...........................................    26,723      22.2770         595,704        --             595,704
    HYS-Level  4...........................................    18,255      21.8939         400,526        --             400,526
    MMS-Level  2...........................................   147,352      17.7723       2,611,503         2,421       2,613,924
    MMS-Level  3...........................................    83,150      16.6251       1,380,212        --           1,380,212
    MMS-Level  4...........................................    79,573      16.3881       1,304,685        --           1,304,685
                                                                                      ------------      --------    ------------
        Net Assets                                                                    $140,427,915      $230,999    $140,658,914
                                                                                      ============      ========    ============

* Investments are made in Class A shares of the Fund

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000

                                            MIT            MIG           MTR           MGO           MFB            MGG
                                        Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                        ------------   -----------   -----------   -----------   ------------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received.............  $  1,164,663   $1,413,263    $1,277,911    $1,536,529    $    105,026    $  --
  Mortality and expense risk
   charges............................      (364,503)    (218,954)     (230,914)      (69,797)        (63,296)      (7,043)
                                        ------------   -----------   -----------   -----------   ------------    ---------
      Net investment income (loss)....  $    800,160   $1,194,309    $1,046,997    $1,466,732    $     41,730    $  (7,043)
                                        ------------   -----------   -----------   -----------   ------------    ---------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales...............  $ 10,067,741   $6,431,120    $9,660,201    $2,289,193    $    313,321    $ 290,934
    Cost of investments sold..........    (7,464,999)  (4,068,095)   (10,235,499)  (1,677,016)       (339,282)    (342,033)
                                        ------------   -----------   -----------   -----------   ------------    ---------
      Net realized gains (losses).....  $  2,602,742   $2,363,025    $ (575,298)   $  612,177    $    (25,961)   $ (51,099)
                                        ------------   -----------   -----------   -----------   ------------    ---------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.......................  $  2,940,061   $  854,935    $  283,046    $(1,341,619)  $    (82,576)   $ (53,692)
    Beginning of year.................     6,852,266    5,631,537    (2,165,377)    1,389,573        (125,345)    (107,093)
                                        ------------   -----------   -----------   -----------   ------------    ---------
      Change in unrealized
       appreciation (depreciation)....  $ (3,912,205)  $(4,776,602)  $2,448,423    $(2,731,192)  $     42,769    $  53,401
                                        ------------   -----------   -----------   -----------   ------------    ---------
      Realized and unrealized gains
       (losses).......................  $ (1,309,463)  $(2,413,577)  $1,873,125    $(2,119,015)  $     16,808    $   2,302
                                        ------------   -----------   -----------   -----------   ------------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...........................  $   (509,303)  $(1,219,268)  $2,920,122    $ (652,283)   $     58,538    $  (4,741)
                                        ============   ===========   ===========   ===========   ============    =========

                                            CAS            GSS           HYS           MMS
                                        Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                        ------------   -----------   -----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received.............  $  8,460,007   $  461,812    $  398,876    $  315,202
  Mortality and expense risk
   charges............................      (715,064)     (87,458)      (48,977)      (61,673)
                                        ------------   -----------   -----------   -----------
      Net investment income (loss)....  $  7,744,943   $  374,354    $  349,899    $  253,529
                                        ------------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales...............  $  9,171,502   $1,980,841    $  911,777    $3,361,815
    Cost of investments sold..........    (6,399,713)  (2,018,106)     (976,285)   (3,361,815)
                                        ------------   -----------   -----------   -----------
      Net realized gains (losses).....  $  2,771,789   $  (37,265)   $  (64,508)   $   --
                                        ------------   -----------   -----------   -----------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.......................  $    142,506   $  279,070    $ (668,801)   $   --
    Beginning of year.................    18,399,625     (148,237)      (67,357)       --
                                        ------------   -----------   -----------   -----------
      Change in unrealized
       appreciation (depreciation)....  $(18,257,119)  $  427,307    $ (601,444)   $   --
                                        ------------   -----------   -----------   -----------
    Realized and unrealized gains
     (losses).........................  $(15,485,330)  $  390,042    $ (665,952)   $   --
                                        ------------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...........................  $ (7,740,387)  $  764,396    $ (316,053)   $  253,529
                                        ============   ===========   ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                  MIT                          MIG                         MTR
                                              Sub-Account                  Sub-Account                 Sub-Account
                                       --------------------------   -------------------------   --------------------------
                                               Year Ended                  Year Ended                   Year Ended
                                              December 31,                December 31,                 December 31,
                                       --------------------------   -------------------------   --------------------------
                                          2000           1999          2000          1999          2000           1999
                                       -----------   ------------   -----------   -----------   -----------   ------------
OPERATIONS:
  Net investment income (loss).......  $   800,160   $   742,379    $ 1,194,309   $1,292,957    $ 1,046,997   $  2,224,587
  Net realized gains (losses)........    2,602,742     4,121,397      2,363,025    2,798,981       (575,298)      (189,811)
  Net unrealized gains (losses)......   (3,912,205)   (2,830,730)    (4,776,602)   1,684,220      2,448,423     (1,606,233)
                                       -----------   ------------   -----------   -----------   -----------   ------------
  Increase (Decrease) in net assets
   from operations...................  $  (509,303)  $ 2,033,046    $(1,219,268)  $5,776,158    $ 2,920,122   $    428,543
                                       -----------   ------------   -----------   -----------   -----------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.......  $ 1,390,332   $ 3,466,618    $ 1,897,106   $1,776,775    $ 1,450,792   $  2,409,795
    Net transfers between
     Sub-Accounts and Fixed
     Account.........................     (416,487)     (850,973)     1,542,223    1,475,098     (1,615,432)    (1,161,027)
    Withdrawals, surrenders,
     annuitizations and contract
     charges.........................   (8,563,592)  (13,807,883)    (6,142,135)  (8,189,434)    (8,518,943)   (11,448,302)
                                       -----------   ------------   -----------   -----------   -----------   ------------
      Net accumulation activity......  $(7,589,747)  $(11,192,238)  $(2,702,806)  $(4,937,561)  $(8,683,583)  $(10,199,534)
                                       -----------   ------------   -----------   -----------   -----------   ------------
  Annuitization Activity:
    Annuity payments and contract
     charges.........................  $   (30,071)  $   (29,851)   $   --        $   --        $   --        $    --
    Adjustments to annuity reserve...       (1,042)       (1,550)       --            --            --             --
                                       -----------   ------------   -----------   -----------   -----------   ------------
      Net annuitization activity.....  $   (31,113)  $   (31,401)   $   --        $   --        $   --        $    --
                                       -----------   ------------   -----------   -----------   -----------   ------------
  Increase (Decrease) in net assets
   from participant transactions.....  $(7,620,860)  $(11,223,639)  $(2,702,806)  $(4,937,561)  $(8,683,583)  $(10,199,534)
                                       -----------   ------------   -----------   -----------   -----------   ------------
    Increase (Decrease) in net
     assets..........................  $(8,130,163)  $(9,190,593)   $(3,922,074)  $  838,597    $(5,763,461)  $ (9,770,991)
NET ASSETS:
  Beginning of year..................   35,554,878    44,745,471     19,315,840   18,477,243     24,279,987     34,050,978
                                       -----------   ------------   -----------   -----------   -----------   ------------
  End of year........................  $27,424,715   $35,554,878    $15,393,766   $19,315,840   $18,516,526   $ 24,279,987
                                       ===========   ============   ===========   ===========   ===========   ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
 -- continued

                                                   MGO                         MFB                        MGG
                                               Sub-Account                 Sub-Account                Sub-Account
                                        -------------------------   -------------------------   -----------------------
                                               Year Ended                  Year Ended                 Year Ended
                                              December 31,                December 31,               December 31,
                                        -------------------------   -------------------------   -----------------------
                                           2000          1999          2000          1999         2000         1999
                                        -----------   -----------   -----------   -----------   ---------   -----------
OPERATIONS:
  Net investment income (loss)........  $ 1,466,732   $  523,974    $    41,730   $  123,415    $ (7,043)   $    41,424
  Net realized gains (losses).........      612,177      229,838        (25,961)     (76,034)    (51,099)       (87,509)
  Net unrealized gains (losses).......   (2,731,192)     782,805         42,769     (120,796)     53,401        (24,957)
                                        -----------   -----------   -----------   -----------   ---------   -----------
      Increase (Decrease) in net
       assets from operations.........  $  (652,283)  $1,536,617    $    58,538   $  (73,415)   $ (4,741)   $   (71,042)
                                        -----------   -----------   -----------   -----------   ---------   -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received........  $   567,166   $  663,514    $   134,729   $  245,793    $ 30,446    $   122,908
    Net transfers between Sub-Accounts
     and Fixed Account................      763,547       82,341         35,771     (220,519)    (45,032)       (85,033)
    Withdrawals, surrenders,
     annuitizations and contract
     charges..........................   (2,254,788)  (1,264,444)      (288,968)  (1,023,830)   (236,330)      (986,749)
                                        -----------   -----------   -----------   -----------   ---------   -----------
      Net accumulation activity.......  $  (924,075)  $ (518,589)   $  (118,468)  $ (998,556)   $(250,916)  $  (948,874)
                                        -----------   -----------   -----------   -----------   ---------   -----------
  Annuitization Activity:
    Annuity payments and contract
     charges..........................  $   --        $   --        $   --        $   --        $  --       $   --
    Adjustments to annuity reserve....      --            --            --            --           --           --
                                        -----------   -----------   -----------   -----------   ---------   -----------
      Net annuitization activity......  $   --        $   --        $   --        $   --        $  --       $   --
                                        -----------   -----------   -----------   -----------   ---------   -----------
    Increase (Decrease) in net assets
     from participant transactions....  $  (924,075)  $ (518,589)   $  (118,468)  $ (998,556)   $(250,916)  $  (948,874)
                                        -----------   -----------   -----------   -----------   ---------   -----------
    Increase (Decrease) in net
     assets...........................  $(1,576,358)  $1,018,028    $   (59,930)  $(1,071,971)  $(255,657)  $(1,019,916)
NET ASSETS:
  Beginning of year...................    6,349,221    5,331,193      1,516,924    2,588,895     736,693      1,756,609
                                        -----------   -----------   -----------   -----------   ---------   -----------
  End of year.........................  $ 4,772,863   $6,349,221    $ 1,456,994   $1,516,924    $481,036    $   736,693
                                        ===========   ===========   ===========   ===========   =========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
 -- continued

                                                        CAS                          GSS                        HYS
                                                    Sub-Account                  Sub-Account                Sub-Account
                                             --------------------------   -------------------------   -----------------------
                                                     Year Ended                  Year Ended                 Year Ended
                                                    December 31,                December 31,               December 31,
                                             --------------------------   -------------------------   -----------------------
                                                 2000          1999          2000          1999          2000         1999
                                             ------------   -----------   -----------   -----------   ----------   ----------
OPERATIONS:
  Net investment income (loss).............  $  7,744,943   $ 5,796,506   $   374,354   $   366,933   $  349,899   $  328,265
  Net realized gains (losses)..............     2,771,789     2,618,015       (37,265)       80,890      (64,508)      45,009
  Net unrealized gains (losses)............   (18,257,119)    7,990,959       427,307      (745,800)    (601,444)    (109,308)
                                             ------------   -----------   -----------   -----------   ----------   ----------
      Increase (Decrease) in net assets
       from operations.....................  $ (7,740,387)  $16,405,480   $   764,396   $  (297,977)  $ (316,053)  $  263,966
                                             ------------   -----------   -----------   -----------   ----------   ----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.............  $  3,599,236   $ 3,444,322   $   616,101   $   557,289   $  434,013   $  368,095
    Net transfers between Sub-Accounts and
     Fixed Account.........................       393,937      (539,704)     (585,659)       42,123     (236,053)    (147,327)
    Withdrawals, surrenders, annuitizations
     and contract charges..................    (7,890,525)   (9,183,402)   (1,411,572)   (2,407,705)    (608,805)    (970,623)
                                             ------------   -----------   -----------   -----------   ----------   ----------
      Net accumulation activity............  $ (3,897,352)  $(6,278,784)  $(1,381,130)  $(1,808,293)  $ (410,845)  $ (749,855)
                                             ------------   -----------   -----------   -----------   ----------   ----------
  Annuitization Activity:
    Annuity payments and contract
     charges...............................  $    (19,508)  $   (15,883)  $    (1,913)  $    (2,092)  $   (1,702)  $   (1,882)
    Adjustments to annuity reserve.........        (1,308)       (2,645)         (169)           67           40           28
                                             ------------   -----------   -----------   -----------   ----------   ----------
      Net annuitization activity...........  $    (20,816)  $   (18,528)  $    (2,082)  $    (2,025)  $   (1,662)  $   (1,854)
                                             ------------   -----------   -----------   -----------   ----------   ----------
  Increase (Decrease) in net assets from
   participant transactions................  $ (3,918,168)  $(6,297,312)  $(1,383,212)  $(1,810,318)  $ (412,507)  $ (751,709)
                                             ------------   -----------   -----------   -----------   ----------   ----------
    Increase (Decrease) in net assets......  $(11,658,555)  $10,108,168   $  (618,816)  $(2,108,295)  $ (728,560)  $ (487,743)
NET ASSETS:
  Beginning of year........................    67,714,151    57,605,983     8,195,049    10,303,344    4,410,924    4,898,667
                                             ------------   -----------   -----------   -----------   ----------   ----------
  End of year..............................  $ 56,055,596   $67,714,151   $ 7,576,233   $ 8,195,049   $3,682,364   $4,410,924
                                             ============   ===========   ===========   ===========   ==========   ==========

                                                        MMS
                                                    Sub-Account
                                             -------------------------
                                                    Year Ended
                                                   December 31,
                                             -------------------------
                                                2000          1999
                                             -----------   -----------
OPERATIONS:
  Net investment income (loss).............  $   253,529   $   202,793
  Net realized gains (losses)..............      --            --
  Net unrealized gains (losses)............      --            --
                                             -----------   -----------
      Increase (Decrease) in net assets
       from operations.....................  $   253,529   $   202,793
                                             -----------   -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.............  $   455,778   $   484,411
    Net transfers between Sub-Accounts and
     Fixed Account.........................      620,038     1,766,578
    Withdrawals, surrenders, annuitizations
     and contract charges..................   (1,404,657)   (3,577,347)
                                             -----------   -----------
      Net accumulation activity............  $  (328,841)  $(1,326,358)
                                             -----------   -----------
  Annuitization Activity:
    Annuity payments and contract
     charges...............................  $      (220)  $      (220)
    Adjustments to annuity reserve.........            3            (2)
                                             -----------   -----------
      Net annuitization activity...........  $      (217)  $      (222)
                                             -----------   -----------
  Increase (Decrease) in net assets from
   participant transactions................  $  (329,058)  $(1,326,580)
                                             -----------   -----------
    Increase (Decrease) in net assets......  $   (75,529)  $(1,123,787)
NET ASSETS:
  Beginning of year........................    5,374,350     6,498,137
                                             -----------   -----------
  End of year..............................  $ 5,298,821   $ 5,374,350
                                             ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies, based on total purchase payments credited to all participants' accounts under a contract as follows:

                                   Mortality
                                  and Expense
Level      Purchase Payments      Risk Charge
-----      -----------------      -----------
  1          up to $250,000         1.30 %
  2      $250,000 to $1,499,999     1.25 %
  3     $1,500,000 to $4,999,999    1.10 %
  4       $5,000,000 and over       0.95 %

Since 1987, the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date, the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                Units Transferred       Units Withdrawn,
                Units Outstanding                             Between Sub-Accounts       Surrendered and        Units Outstanding
                Beginning of Year        Units Purchased        and Fixed Account          Annuitized              End of Year
              ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
                   Year Ended              Year Ended              Year Ended              Year Ended              Year Ended
                  December 31,            December 31,            December 31,            December 31,            December 31,
              ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
Sub-Accounts    2000        1999        2000        1999        2000        1999        2000        1999        2000        1999
------------  --------   ----------   --------   ----------   --------   ----------   --------   ----------   --------   ----------
MIT-Level 2   465,628     567,275      42,459      44,337     (21,833)    (12,590)    (113,810)   (133,394)   372,444     465,628
MIT-Level 3   130,779     196,235       5,632      13,588      (7,035)     (6,224)    (16,088)     (72,820)   113,288     130,779
MIT-Level 4    39,282      90,975       4,062      13,148      (6,289)       (785)    (30,324)     (64,056)     6,731      39,282
MIG-Level 2   149,986     165,654      13,328      13,201      16,582      17,140     (37,618)     (46,009)   142,278     149,986
MIG-Level 3    52,563      89,584       4,378       8,105       2,673       2,290      (5,858)     (47,416)    53,756      52,563
MIG-Level 4    41,629      69,102       3,688      10,657       1,203       2,394     (46,520)     (40,524)      --        41,629
MTR-Level 2   520,185     628,337      33,632      43,886     (34,611)    (18,021)    (183,006)   (134,017)   336,200     520,185
MTR-Level 3   109,723     206,850       4,333      14,979      (5,960)    (12,441)    (14,217)     (99,665)    93,879     109,723
MTR-Level 4    49,629     157,727       2,905      16,875      (7,690)     (8,784)    (39,677)    (116,189)     5,167      49,629
MGO-Level 2    91,428      95,086       6,778       8,656      13,243       1,152     (35,952)     (13,466)    75,497      91,428
MGO-Level 3    21,491      23,225       2,001       5,359         751       2,088      (1,769)      (9,181)    22,474      21,491
MGO-Level 4     2,443      11,370         276       2,041         706          47      (3,425)     (11,015)      --         2,443
MFB-Level 2    51,937      76,030       4,939       6,257        (378)     (2,595)     (8,886)     (27,755)    47,612      51,937
MFB-Level 3    16,174      23,254         453       3,408         667      (5,387)     (3,724)      (5,101)    13,570      16,174
MFB-Level 4       803      19,478          87       2,141         (17)     (2,840)       (873)     (17,976)      --           803
MGG-Level 2    27,807      35,699       1,030       2,182      (2,069)     (1,759)     (7,445)      (8,315)    19,323      27,807
MGG-Level 3     4,822      16,947         220         782        (128)     (2,786)     (1,131)     (10,121)     3,783       4,822
MGG-Level 4     4,339      45,525         367       5,753        --          (740)     (4,706)     (46,199)      --         4,339
CAS-Level 2   582,574     628,268      27,201      34,983      19,579      (9,439)    (62,213)     (71,238)   567,141     582,574
CAS-Level 3   102,101     111,749       3,424       4,961        (781)      1,153     (13,056)     (15,762)    91,688     102,101
CAS-Level 4   234,710     284,604      14,358      23,210      (8,140)     (4,525)    (29,687)     (68,579)   211,241     234,710
GSS-Level 2   244,048     317,889      15,713      19,457     (15,213)    (11,993)    (40,407)     (81,305)   204,141     244,048
GSS-Level 3   100,588     107,677       4,239       5,826      (2,502)     15,145     (17,636)     (28,060)    84,689     100,588
GSS-Level 4    51,168      56,137       3,363       4,795      (4,882)     (4,404)     (8,324)      (5,360)    41,325      51,168
HYS-Level 2   125,543     147,334       9,461      10,902      (4,743)     (9,140)    (17,503)     (23,553)   112,758     125,543
HYS-Level 3    29,465      32,554         994       2,861      (1,023)        423      (2,713)      (6,373)    26,723      29,465
HYS-Level 4    18,908      24,009       2,706       2,604         788       1,468      (4,147)      (9,173)    18,255      18,908
MMS-Level 2   211,856     254,576      12,694      19,791     (23,783)     67,567     (53,415)    (130,078)   147,352     211,856
MMS-Level 3    74,923     113,042       1,986       8,292      18,219      16,457     (11,978)     (62,868)    83,150      74,923
MMS-Level 4    38,024      39,132       3,261       2,910      56,232      23,818     (17,944)     (27,836)    79,573      38,024

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(6) INVESTMENT PURCHASES AND SALES.

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:

                                                               Purchases      Sales
                                                              -----------  -----------
Massachusetts Investors Trust                                  $3,248,083  $10,067,741
Massachusetts Investors Growth Stock Fund                       4,922,623    6,431,120
MFS Total Return Fund                                           2,023,615    9,660,201
MFS Growth Opportunities Fund                                   2,831,850    2,289,193
MFS Bond Fund                                                     236,583      313,321
MFS Global Governments Fund                                        32,975      290,934
MFS/Sun Life Series Trust:
  Capital Appreciation Series                                  12,999,585    9,171,502
  Government Securities Series                                    972,152    1,980,841
  High Yield Series                                               849,129      911,777
  Money Market Series                                           3,286,283    3,361,815

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Bond Sub-Account, MFS Global Governments Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, and MFS/Sun Life Series Trust Money Market Sub-Account of Sun Life of Canada (U.S.) Variable Account D (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

COMPASS-G
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
S. CAESAR RABOY, Director
JAMES C. BAILLE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President and Chief
  Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President, Investments
ROBIN L. CAMARA, Vice President, Human Resources
  and Administrative Services
MARK W. DE TORA, Vice President, Individual
  Insurance
ROBERT P. VROLYK, Vice President and Actuary
ELLEN B. KING, Senior Counsel and Secretary
JAMES R. SMITH, Vice President and
  Chief Information Officer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116
ACCOUNT INFORMATION
 For account information, call toll free 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m.
 Eastern Standard time on any business day.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                                   COG3 3/01 25M

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                                              PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE GROUP ANNUITY
                                                 FOR QUALIFIED AND NON-QUALIFIED
                                                                RETIREMENT PLANS
                                   ---------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 2000

[LOGO]
                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                        A MEMBER OF THE SUN LIFE
                                                    FINANCIAL GROUP OF COMPANIES